Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 98.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	263,175	$2,694,916
PGIM Global Real Estate Fund (Class R6)	100,827	2,548,900
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	93,108	1,772,768
PGIM QMA Commodity Strategies Fund (Class R6)*	227,180	2,567,132
PGIM QMA Emerging Markets Equity Fund (Class R6)	207,513	2,907,252
PGIM QMA International Developed Markets Index Fund (Class R6)	689,118	9,847,500
PGIM QMA Large-Cap Core Equity Fund (Class R6)	782,869	15,657,377
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	327,710	4,656,753
PGIM QMA US Broad Market Index Fund (Class R6)	552,823	10,475,994
PGIM TIPS Fund (Class R6)	400,777	4,240,222
PGIM Total Return Bond Fund (Class R6)	372,571	5,391,098

Total Long-Term Investments (cost $48,786,054)		62,759,912

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $813,684)	813,684	813,684

TOTAL INVESTMENTS 100.0% (cost $49,599,738)(wd)		63,573,596
Other assets in excess of liabilities 0.0%		9,622

Net Assets 100.0%		$63,583,218

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds